Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Prepaid Expenses and Other Assets, Net [Line Items]
Prepaid expenses and others	$ 1,800,000	¥ 279.3	$ 2,100,000	¥ 279.3
Related Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivables	710,236		807,541
Third Parties [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable	1,800,000		2,900,000
Service Provider [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Allowance for credit loss	$ 17,723		$ 96,155